UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     October 30, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     97

Form13F Information Table Value Total:     $103,246 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

				FORM 13F INFORMATION TABLE
			                               VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	          VOTING AUTHORITY
NAME OF ISSUER	         TITLE OF CLASS	CUSIP	      (x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
-------------------	---------------------	----------------	-------------	-----------------	---------------	--------
Exxon Mobil Corp.            	COM	30231G102   	5262	76692	SH		SOLE			56915	0	19777
International Business Machine	COM	459200101	4022	33624	SH		SOLE			21169	0	12455
Johnson & Johnson            	COM	478160104	3814	62637	SH		SOLE			38557	0	24080
McDonalds Corp.              	COM	580135101	3217	56367	SH		SOLE			33217	0	23150
General Electric             	COM	369604103	3121	190083	SH		SOLE			124078	0	66005
Walt Disney Co.              	COM	254687106	3081	112216	SH		SOLE			72266	0	39950
L 3 Communications Holdings  	COM	502424104	2756	34310	SH		SOLE			23360	0	10950
Accenture                    	COM	G1151C101   	2747	73710	SH		SOLE			47035	0	26675
Coca-Cola                    	COM	191216100	2616	48710	SH		SOLE			32785	0	15925
Occidental Petroleum Corp.   	COM	674599105	2347	29940	SH		SOLE			17390	0	12550
INTEL                        	COM	458140100	2337	119430	SH		SOLE			81855	0	37575
Berkshire Hathaway Cl B      	CLASS B	084670207	2303	693	SH		SOLE			448	0	245
Praxair                      	COM	74005P104   	2214	27100	SH		SOLE			16815	0	10285
Hewlett Packard              	COM	428236103	2125	45010	SH		SOLE			26360	0	18650
Canadian Natural Resources   	COM	136385101	2030	30215	SH		SOLE			19525	0	10690
Fluor Corp                   	COM	343412102	2019	39700	SH		SOLE			23800	0	15900
Greif Inc Cl A               	CLASS A	397624107	2013	36575	SH		SOLE			22500	0	14075
Novartis                     	COM	66987V109   	1882	37360	SH		SOLE			24135	0	13225
Abbott Labs                  	COM	002824100	1846	37306	SH		SOLE			23320	0	13986
Microsoft Corp.              	COM	594918104	1840	71546	SH		SOLE			53377	0	18169
FedEx Corp.                  	COM	31428X106   	1818	24170	SH		SOLE			13845	0	10325
General Dynamics Corp.       	COM	369550108	1768	27375	SH		SOLE			14650	0	12725
Stryker Corp                 	COM	863667101	1748	38475	SH		SOLE			25100	0	13375
Checkpoint Software          	COM	M22465104	1745	61535	SH		SOLE			40460	0	21075
iShares Barclays 1-3 Yr Treasu	COM	464287457	1724	20525	SH		SOLE			15925	0	4600
Eli Lilly & Co.              	COM	532457108	1659	50225	SH		SOLE			32300	0	17925
Corning Inc.                 	COM	219350105	1632	106575	SH		SOLE			67250	0	39325
Cisco Systems                	COM	17275R102   	1626	69069	SH		SOLE			44120	0	24949
Procter & Gamble             	COM	742718109	1529	26406	SH		SOLE			18431	0	7975
Sysco Corporation            	COM	871829107	1414	56885	SH		SOLE			44285	0	12600
Ishares Tr Lehman Tips       	COM	464287176	1371	13328	SH		SOLE			6328	0	7000
Diamond Offshore Drilling    	COM	25271C102   	1364	14275	SH		SOLE			8875	0	5400
Vanguard Emerging Market     	COM	922042858	1267	32895	SH		SOLE			25320	0	7575
Ingersoll Rand               	COM	G47791101   	1244	40550	SH		SOLE			28900	0	11650
Medtronic Inc                	COM	585055106	1203	32677	SH		SOLE			23152	0	9525
Automatic Data Processing    	COM	053015103	1202	30575	SH		SOLE			20225	0	10350
AT&T Corp.                   	COM	00206R102   	1131	41865	SH		SOLE			26350	0	15515
American Express Co.         	COM	025816109	1045	30822	SH		SOLE			14489	0	16333
Philip Morris Intl Inc       	COM	718172109	1000	20525	SH		SOLE			16375	0	4150
Thermo Fisher Scientific     	COM	883556102	997	22830	SH		SOLE			15280	0	7550
Freeport-McMoran             	COM	35671D857   	967	14100	SH		SOLE			9350	0	4750
Kimberly-Clark               	COM	494368103	890	15095	SH		SOLE			9245	0	5850
General Mills Inc            	COM	370334104	874	13579	SH		SOLE			10529	0	3050
BP PLC                       	COM	055622104	853	16027	SH		SOLE			10276	0	5751
Apple Inc.                   	COM	037833100	831	4485	SH		SOLE			2810	0	1675
Total SA                     	COM	89151E109	810	13675	SH		SOLE			9900	0	3775
Zimmer Holdings Inc.         	COM	98956P102   	802	14998	SH		SOLE			8605	0	6393
Colgate Palmolive            	COM	194162103	704	9230	SH		SOLE			5930	0	3300
Pfizer Inc.                  	COM	717081103	697	42125	SH		SOLE			41625	0	500
ConocoPhillips               	COM	20825C104   	653	14455	SH		SOLE			8403	0	6052
VF Corp                      	COM	918204108	614	8475	SH		SOLE			6875	0	1600
Apache                       	COM	037411105	607	6615	SH		SOLE			4165	0	2450
Vanguard Int Term Bond ETF   	COM	921937819	572	7100	SH		SOLE			7100	0	0
3M Co.                       	COM	88579Y101   	515	6975	SH		SOLE			4760	0	2215
Walgreens                    	COM	931422109	500	13335	SH		SOLE			11085	0	2250
Ishares MSCI Brazil Index    	COM	464286400	499	7375	SH		SOLE			6000	0	1375
Suncor Energy                	COM	867229106	494	14300	SH		SOLE			7400	0	6900
Bank of America Corp.        	COM	60505104	469	27722	SH		SOLE			14014	0	13708
Transocean Inc New           	COM	G90073100   	467	5464	SH		SOLE			4064	0	1400
Emerson Electric             	COM	291011104	445	11100	SH		SOLE			10100	0	1000
Wal Mart Stores Inc.         	COM	931142103	430	8762	SH		SOLE			5872	0	2890
Wyeth                        	COM	983024100	422	8686	SH		SOLE			5970	0	2716
Precision Castparts          	COM	740189105	359	3525	SH		SOLE			2750	0	775
Duke Energy                  	COM	26441C105   	344	21853	SH		SOLE			11725	0	10128
Cerner Corp.                 	COM	156782104	331	4425	SH		SOLE			4025	0	400
Bristol Myers Squibb         	COM	110122108	319	14154	SH		SOLE			8054	0	6100
CVS Caremark Corp.           	COM	126650100	276	7725	SH		SOLE			5825	0	1900
Oracle Corp.                 	COM	68389X105   	274	13140	SH		SOLE			8390	0	4750
JP Morgan Chase & Co         	COM	46625H100   	267	6102	SH		SOLE			4627	0	1475
Ishares MSCI Hong Kong       	COM	464286871	257	16575	SH		SOLE			14075	0	2500
Vanguard Short Term Bond ETF 	COM	921937827	248	3100	SH		SOLE			3100	0	0
Ishares MSCI Singapore       	COM	464286673	247	22975	SH		SOLE			19775	0	3200
Devon Energy                 	COM	25179M103   	246	3660	SH		SOLE			2150	0	1510
Harsco Corporation           	COM	415864107	244	6900	SH		SOLE			4675	0	2225
Magellan Midstream Partners LP	COM	559080106	236	6289	SH		SOLE			5467	0	822
iShares MSCI Emerging Markets	COM	464287234	235	6028	SH		SOLE			4178	0	1850
iShares IBOXX Inv Grade Bond 	COM	464287242	213	2000	SH		SOLE			0	0	2000
Loew's Corp                  	COM	540424108	202	5885	SH		SOLE			4985	0	900
Bank Of New York Co          	COM	064058100	196	6777	SH		SOLE			6777	0	0
Noble Energy                 	COM	655044105	194	2941	SH		SOLE			1350	0	1591
Illinois Tool Works Inc      	COM	452308109	193	4510	SH		SOLE			4510	0	0
NUCOR                        	COM	670346105	186	3950	SH		SOLE			2950	0	1000
Chevron Corp.                	COM	166764100	177	2511	SH		SOLE			1235	0	1276
St Jude Medical Inc          	COM	790849103	176	4500	SH		SOLE			4500	0	0
Fortune Brands Inc.          	COM	349631101	172	4000	SH		SOLE			3200	0	800
iShares MSCI Taiwan          	COM	464286731	160	13025	SH		SOLE			8925	0	4100
PepsiCo Inc.                 	COM	713448108	156	2667	SH		SOLE			2392	0	275
National Oilwell Varco       	COM	637071101	155	3600	SH		SOLE			2600	0	1000
Home Depot                   	COM	437076102	147	5500	SH		SOLE			0	0	5500
India Fund                   	COM	454089103	138	4750	SH		SOLE			2700	0	2050
S P D R TRUST Unit SR        	COM	78462F103   	127	1200	SH		SOLE			1200	0	0
E.I. DuPont                  	COM	263534109	123	3840	SH		SOLE			2731	0	1109
SPDR Gold Shares             	COM	78463V107   	121	1225	SH		SOLE			975	0	250
Capital One Financial        	COM	14040H105   	117	3277	SH		SOLE			3277	0	0
Ishares MSCI Canada          	COM	464286509	115	4500	SH		SOLE			4500	0	0
Citigroup Inc.               	COM	172967101	86	17808	SH		SOLE			9636	0	8172
Ergo Science Corp New        	COM	29481Q208   	15	28144	SH		SOLE			0	0	28144
